Operating Leases (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Operating Leases (Details) - Schedule of Lease Costs [Line Items]
Operating lease right-of-use assets (related party)		$ 577	$ 700
Operating lease liability, current portion (related party)		125
Operating lease liabilities, net of current portion (related party)	$ 589	845	$ 800
Total	589	690
Related Party [Member]
Operating Leases (Details) - Schedule of Lease Costs [Line Items]
Operating lease right-of-use assets (related party)	494	577
Operating lease liability, current portion (related party)	149	125
Operating lease liabilities, net of current portion (related party)	$ 440	$ 565